Net Loss Per Share (Details) - Schedule of the calculation of basic and diluted net loss per share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Calculation Of Basic And Diluted Net Loss Per Share Abstract
Weighted average shares outstanding Dilutive	197,006,980	67,718,940	143,338,517	67,021,176	12,104,523	11,780,078
Diluted Net Loss Per Share	$ (0.15)	$ (0.35)	$ (0.59)	$ (0.86)	$ (6.57)	$ (6.59)